OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

December 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Fund (the “Registrant”)
File Nos. 2-31661; 811-1810

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 24, 2015.

Sincerely,

/s/ Amy Shapiro

Amy Shapiro

Vice President & Assistant Counsel

212.323.5922

ashapiro@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond